SHARE-BASED COMPENSATION - Schedule of Stock Options Roll Forward (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Shares
Outstanding, beginning of period (in shares)	0
Converted in distribution (in shares)	6,952,164
Granted (in shares)	5,849,771
Exercised (in shares)	0
Cancelled/Expired (in shares)	(111,147)
Outstanding, end of period (in shares)	12,690,788
Exercisable (in shares)	3,148,763
Weighted-average exercise price per share
Weighted-average exercise price per share, beginning balance (in dollars per share) | $ / shares
Converted in distribution (in dollars per share) | $ / shares	11.76
Granted (in dollars per share) | $ / shares	3.71
Exercised (in dollars per share) | $ / shares	0
Cancelled/expired (in dollars per share) | $ / shares	12.66
Weighted-average exercise price per share, ending balance (in dollars per share) | $ / shares	8.04
Exercisable (in dollars per share) | $ / shares	$ 12.21
Weighted-average remaining contractual life (in years)	8 years 6 months
Weighted-average remaining contractual life, excercisable (in years)	5 years 10 months 24 days
Aggregate intrinsic value | $	$ 246
Aggregate intrinsic value, exercisable | $	$ 0
Parent company net investment
Shares
Outstanding, end of period (in shares)	5,625,551